Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Financial risk management [Line Items]
Other current payables	$ 39,261	$ 55,305
Financial liabilities	633,083	592,342	$ 353,710	$ 383,305
Not later than three months [member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	194,890	168,244
Payables to related parties	5,534	27,134
Other financial liabilities	0	0
Current provisions for employee benefits	64,339	3,807
Other current payables	3,374	2,402
Financial liabilities	268,137	201,587
Later than three months and not later than one year [member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	68	113
Payables to related parties	0	0
Other financial liabilities	0	161
Current provisions for employee benefits	16,406	44,232
Other current payables	36,808	1,217
Financial liabilities	53,282	45,723
Later than one year and not later than five years [member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	0	0
Payables to related parties	8,147	7,132
Other financial liabilities	1,268,488	1,995,843
Current provisions for employee benefits	29,158	0
Other current payables	0	0
Financial liabilities	1,305,793	2,002,975
On Demands [Member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	0	0
Payables to related parties	0	0
Other financial liabilities	0	0
Current provisions for employee benefits	0	0
Other current payables	0	0
Financial liabilities	0	0
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
Current trade payables	194,958	168,357
Payables to related parties	13,681	34,266
Other financial liabilities	1,268,488	1,996,004
Current provisions for employee benefits	109,903	48,039
Other current payables	40,182	3,619
Financial liabilities	$ 1,627,212	$ 2,250,285